Acquisitions (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]
Fair Value

Other current assets	$1,600
Property and equipment	72,500
Intangible assets	98,000
Goodwill	278,700
Other non-current assets	4,400
$455,200

Under the purchase method of accounting the assets and liabilities of the aforementioned acquisitions were recorded at their respective fair values as of the purchase date as follows:

Year Ended December 31, 2011
Cash	$4,000
Loans receivable	43,000
Property and equipment	115,000
Intangible assets	311,000
Goodwill	935,000
Other non-current assets	12,000
Other	1,000
$1,421,000

Business Acquisition, Pro Forma Information [Table Text Block]

	Three Months Ended June 30,		Six Months Ended June 30,
	2012	2011	2012	2011

Pro forma revenue	$5,963,000	$4,370,000	$13,770,000	$9,989,000
Pro forma net income	$358,000	$306,000	$1,194,000	$815,000
Pro forma net income (loss) per common share – basic and diluted	$(0.03)	$(0.03)	$0.02	$(0.03)

	For the Year Ended December 31,
	2011	2010
Pro forma revenue	$25,996,000	$25,788,000
Pro forma net loss	$(148,100)	$(232,400)
Pro forma net loss per common share – basic and diluted	$(0.02)	$(0.03)